Expense Example {- Fidelity® Series Investment Grade Bond Fund} - 08.31 Fidelity Series Investment Grade Bond Fund Series PRO-07 - Fidelity® Series Investment Grade Bond Fund - Fidelity Series Investment Grade Bond Fund-Default
Oct. 30, 2021 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none